Acquisitions - Summary of Fair Value of the Assets Acquired and the Liabilities Assumed (Detail) € in Millions, $ in Millions										12 Months Ended
	Dec. 18, 2020 USD ($)	Sep. 01, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 EUR (€)	Jul. 19, 2019 USD ($)	Jul. 19, 2019 EUR (€)	Jul. 09, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill										$ 681.5	$ 522.6	$ 511.6
Purchase consideration, net of cash acquired										$ 290.1	$ 55.7	9.1
Capintec [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition									Jul. 09, 2019
Purchase consideration, net of cash acquired									$ 14.5
Premium Analyse [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition							Jul. 19, 2019	Jul. 19, 2019
Purchase consideration, net of cash acquired							$ 8.9	€ 7.9
Selmic [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition					Oct. 31, 2019	Oct. 31, 2019
Purchase consideration, net of cash acquired					$ 10.2	€ 9.1
AWST [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition			Mar. 31, 2020	Mar. 31, 2020
Purchase consideration, net of cash acquired			$ 26.9	€ 24.5
Biodex [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition		Sep. 01, 2020
Purchase consideration, net of cash acquired		$ 26.9
SunNuclear [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition	Dec. 18, 2020
Purchase consideration, net of cash acquired	$ 258.1
Medical Segment [Member] | Capintec [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition											Jul. 09, 2019
Segment											Medical
Goodwill											$ 6.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											5.3
Cash											0.6
Accounts receivable											2.0
Inventory											2.7
Property and equipment											0.8
Other assets											0.6
Total tangible assets acquired											6.7
Accounts payable											(1.0)
Accrued expenses and other current liabilities											(1.1)
Pension obligations											0.0
Deferred tax liability											(0.5)
Deferred contract revenue											0.0
Financing obligations											0.0
Other liabilities											(0.3)
Total liabilities assumed											(2.9)
Net tangible assets acquired											3.8
Purchase consideration											15.1
Less: cash acquired											(0.6)
Purchase consideration, net of cash acquired											14.5
Acquiree revenue post acquisition for twelve months ended June 30, 2020											15.2
Acquiree income (loss) from operations post acquisition for twelve months ended June 30, 2020											$ 0.7
Medical Segment [Member] | AWST [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition											Mar. 31, 2020
Segment											Medical
Goodwill											$ 4.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											20.9
Cash											0.0
Accounts receivable											0.0
Inventory											0.6
Property and equipment											3.8
Other assets											0.3
Total tangible assets acquired											4.7
Accounts payable											0.0
Accrued expenses and other current liabilities											(0.4)
Pension obligations											0.0
Deferred tax liability											0.0
Deferred contract revenue											(0.6)
Financing obligations											(1.8)
Other liabilities											0.0
Total liabilities assumed											(2.8)
Net tangible assets acquired											1.9
Purchase consideration											26.9
Less: cash acquired											0.0
Purchase consideration, net of cash acquired											26.9
Acquiree revenue post acquisition for twelve months ended June 30, 2020											2.5
Acquiree income (loss) from operations post acquisition for twelve months ended June 30, 2020											(0.4)
Medical Segment [Member] | Biodex [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition										Sep. 01, 2020
Segment										Medical
Goodwill										$ 11.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										6.6
Cash										4.1
Accounts receivable										4.0
Inventory										6.4
Property and equipment										1.0
Deferred contract revenue										(0.2)
Other liabilities										0.0
Net tangible assets acquired										13.3
Purchase consideration										31.0
Less: cash acquired										(4.1)
Purchase consideration, net of cash acquired										26.9
Acquiree revenue post acquisition for twelve months ended June 30, 2020										32.6
Acquiree income (loss) from operations post acquisition for twelve months ended June 30, 2020										0.7
Other current and non-current assets										0.6
Current liabilities										$ (2.6)
Medical Segment [Member] | SunNuclear [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition										Dec. 18, 2020
Segment										Medical
Goodwill										$ 130.2
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										125.5
Cash										18.8
Accounts receivable										24.0
Inventory										13.9
Property and equipment										5.9
Deferred contract revenue										(6.5)
Other liabilities										(33.6)
Net tangible assets acquired										21.2
Purchase consideration										276.9
Less: cash acquired										(18.8)
Purchase consideration, net of cash acquired										258.1
Acquiree revenue post acquisition for twelve months ended June 30, 2020										48.9
Acquiree income (loss) from operations post acquisition for twelve months ended June 30, 2020										(5.5)
Other current and non-current assets										8.0
Current liabilities										(9.3)
Industrial [Member]
Business Acquisition [Line Items]
Goodwill										432.0	$ 415.8	$ 414.9
Industrial [Member] | Premium Analyse [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition											Jul. 19, 2019
Segment											Industrial
Goodwill											$ 4.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											3.9
Cash											1.2
Accounts receivable											0.5
Inventory											1.4
Property and equipment											0.2
Other assets											0.1
Total tangible assets acquired											3.4
Accounts payable											(0.2)
Accrued expenses and other current liabilities											(0.1)
Pension obligations											(0.1)
Deferred tax liability											(1.1)
Deferred contract revenue											0.0
Financing obligations											0.0
Other liabilities											0.0
Total liabilities assumed											(1.5)
Net tangible assets acquired											1.9
Purchase consideration											10.1
Less: cash acquired											(1.2)
Purchase consideration, net of cash acquired											8.9
Acquiree revenue post acquisition for twelve months ended June 30, 2020											3.0
Acquiree income (loss) from operations post acquisition for twelve months ended June 30, 2020											$ 0.0
Industrial [Member] | Selmic [Member]
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition											Oct. 31, 2019
Segment											Industrial
Goodwill											$ 2.7
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											2.5
Cash											0.4
Accounts receivable											1.0
Inventory											4.2
Property and equipment											2.1
Other assets											0.0
Total tangible assets acquired											7.7
Accounts payable											(1.0)
Accrued expenses and other current liabilities											(0.5)
Pension obligations											0.0
Deferred tax liability											(0.7)
Deferred contract revenue											0.0
Financing obligations											0.0
Other liabilities											(0.1)
Total liabilities assumed											(2.3)
Net tangible assets acquired											5.4
Purchase consideration											10.6
Less: cash acquired											(0.4)
Purchase consideration, net of cash acquired											10.2
Acquiree revenue post acquisition for twelve months ended June 30, 2020											11.0
Acquiree income (loss) from operations post acquisition for twelve months ended June 30, 2020											(0.1)
Customer Relationships [Member] | Medical Segment [Member] | Capintec [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											2.4
Customer Relationships [Member] | Medical Segment [Member] | AWST [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											20.9
Customer Relationships [Member] | Medical Segment [Member] | Biodex [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										2.3
Customer Relationships [Member] | Medical Segment [Member] | SunNuclear [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										59.5
Customer Relationships [Member] | Industrial [Member] | Premium Analyse [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											2.1
Customer Relationships [Member] | Industrial [Member] | Selmic [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											2.2
Developed Technology Rights [Member] | Medical Segment [Member] | Capintec [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											2.5
Developed Technology Rights [Member] | Medical Segment [Member] | AWST [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											0.0
Developed Technology Rights [Member] | Medical Segment [Member] | Biodex [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										2.6
Developed Technology Rights [Member] | Medical Segment [Member] | SunNuclear [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										46.5
Developed Technology Rights [Member] | Industrial [Member] | Premium Analyse [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											1.7
Developed Technology Rights [Member] | Industrial [Member] | Selmic [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											0.0
Trade Names [Member] | Medical Segment [Member] | Capintec [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											0.1
Trade Names [Member] | Medical Segment [Member] | AWST [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											0.0
Trade Names [Member] | Medical Segment [Member] | Biodex [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										1.4
Trade Names [Member] | Medical Segment [Member] | SunNuclear [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										12.0
Trade Names [Member] | Industrial [Member] | Premium Analyse [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											0.1
Trade Names [Member] | Industrial [Member] | Selmic [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											0.2
Order or Production Backlog [Member] | Medical Segment [Member] | Capintec [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											0.3
Order or Production Backlog [Member] | Medical Segment [Member] | AWST [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											0.0
Order or Production Backlog [Member] | Industrial [Member] | Premium Analyse [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											0.0
Order or Production Backlog [Member] | Industrial [Member] | Selmic [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											$ 0.1
Noncompete Agreements [Member] | Medical Segment [Member] | Biodex [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										0.3
Noncompete Agreements [Member] | Medical Segment [Member] | SunNuclear [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										$ 7.5